Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Line Items]
Statutory income tax rate	20.00%	20.00%	20.00%
Allowance for the deferred tax assets (in Dollars)	$ 616,287	$ 625,192
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Percentage of preferential tax rate	15.00%
Renewed term	3 years
Hong Kong [Member]
Income Taxes [Line Items]
Statutory income tax rate	16.50%
Minimum [Member]
Income Taxes [Line Items]
Statutory income tax rate	15.00%	15.00%	15.00%
Minimum [Member] | Subsidiaries [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
Enterprise Income Taxes [Member] | PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%